Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,385,383	$ 553,924
Less: Accumulated amortization	(39,964)
Intangible assets, net	3,345,419	553,924
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,948,008	553,924
Distribution channel [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	970,424
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	462,818
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 4,133